Retained Earnings - Summary of Retained Earnings (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Legal reserve	₩ 22,320	₩ 22,320
Reserve for business expansion	9,981,138	9,831,138
Reserve for technology development	4,715,300	4,565,300
Appropriated retained earnings	14,696,438	14,396,438
Unappropriated retained earnings	8,257,369	8,381,223
Retained earnings	₩ 22,976,127	₩ 22,799,981